Stockholders' Equity (Details 3) - Stock options [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%	0.00%	0.00%
Risk-free rate	1.00%		1.25%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	76.00%	67.00%	73.00%
Risk-free rate		1.00%
Term - years	6 months	6 months	6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	96.90%	85.00%	76.00%
Risk-free rate		1.25%
Term - years	1 year	2 years 6 months	2 years 6 months